Note 9 - Other Borrowings - Composition of Other Borrowings (Details) (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Secured Notes with Interest at 2.55 Percent [Member]
Debt instrument, interest rate, stated percentage	2.55%	2.55%
Debt instrument, maturity date	Mar. 01, 2019	Mar. 01, 2019
Secured Notes With Interest At 1.72% [Member]
Debt instrument, interest rate, stated percentage	1.72%	1.72%
Debt instrument, maturity date	Sep. 01, 2020	Sep. 01, 2020
Secured Notes With Interest At 2.90% [Member]
Debt instrument, interest rate, stated percentage	2.90%	2.90%
Debt instrument, maturity date	Jun. 01, 2021	Jun. 01, 2021
Secured Note With Variable Interest [Member]
Debt instrument, interest rate, stated percentage	2.13%	2.99%
Debt instrument, maturity date	Sep. 01, 2021	Sep. 01, 2021
Secured Notes With Interest At 1.86% [Member]
Debt instrument, interest rate, stated percentage	1.86%	1.86%
Debt instrument, maturity date	Sep. 01, 2021	Sep. 01, 2021
Secured Notes With Interest At 2.94% [Member]
Debt instrument, interest rate, stated percentage	2.94%	2.94%
Debt instrument, maturity date	Dec. 01, 2021	Dec. 01, 2021
Secured Notes With Interest At 2.98% [Member]
Debt instrument, interest rate, stated percentage	2.98%	2.98%
Debt instrument, maturity date	Jun. 01, 2022	Jun. 01, 2022
Secured Notes With Interest At 1.97% [Member]
Debt instrument, interest rate, stated percentage	1.97%	1.97%
Debt instrument, maturity date	Sep. 01, 2022	Sep. 01, 2022
Secured Notes from Zions Bank with Interest at 2.64% [Member]
Debt instrument, interest rate, stated percentage	2.64%	2.64%
Debt instrument, maturity date	Jan. 01, 2019	Jan. 01, 2019
Note Payable With Interest At 4.875% [Member]
Debt instrument, interest rate, stated percentage	4.875%	4.875%
Debt instrument, maturity date	Sep. 01, 2022	Sep. 01, 2022
Debt instrument, periodic payment	$ 250,000	$ 250,000
Secured Notes With Interest At 3.00% [Member]
Debt instrument, interest rate, stated percentage	3.00%	3.00%
Debt instrument, maturity date	Jan. 01, 2019	Jan. 01, 2019